Taxation - Movement of valuation allowance (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ (201,302)	$ (28,786)	¥ (311,645)	¥ (420,566)
Additions	(36,557)	(5,227)	(34,672)	(26,623)
Reversal and write off	45,274	6,474	145,015	135,544
Balance at ending of the year	¥ (192,585)	$ (27,539)	¥ (201,302)	¥ (311,645)